Interest and Financing Service Fees on Loans (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest And Financing Service Fee On Loans [Abstract]
Interest income on loans	¥ 1,812,996,763	¥ 2,906,171,249	¥ 4,150,727,434
Financing service fees on loans	¥ 15,691,147	¥ 47,309,748	¥ 128,092,934